INTANGIBLE ASSETS AND GOODWILL - Summary of the Carrying Amounts of Intangible Assets and Goodwill (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total intangibles
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	€ 8,384	€ 8,344
Balance at end of period	8,384	8,384	€ 8,344
Total intangibles | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	8,548	8,476
Additions	75	36
Disposals	4	(5)
Currency translation adjustments	(21)	(88)
Transfers and reclassifications	0	129
Balance at end of period	8,598	8,548	8,476
Total intangibles | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(164)	(132)
Amortisation expense	51	47
Disposals	(3)	(5)
Currency translation adjustments	(2)	10
Balance at end of period	(214)	(164)	(132)
Franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	8,109	8,003
Balance at end of period	8,084	8,109	8,003
Franchise intangible | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	8,109	8,003
Additions	0	0
Disposals	0	0
Currency translation adjustments	(25)	(73)
Transfers and reclassifications	0	179
Balance at end of period	8,084	8,109	8,003
Franchise intangible | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	0	0
Amortisation expense	0	0
Disposals	0	0
Currency translation adjustments	0	0
Balance at end of period	0	0	0
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	122	156
Balance at end of period	113	122	156
Software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	267	277
Additions	32	26
Disposals	(4)	(5)
Currency translation adjustments	4	(14)
Transfers and reclassifications	1	(17)
Balance at end of period	300	267	277
Software | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(145)	(121)
Amortisation expense	(43)	(38)	(33)
Disposals	3	5
Currency translation adjustments	(2)	9
Balance at end of period	(187)	(145)	(121)
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	143	182
Balance at end of period	135	143	182
Customer relationships | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	162	193
Additions	0	0
Disposals	0	0
Currency translation adjustments	0	(1)
Transfers and reclassifications	0	(30)
Balance at end of period	162	162	193
Customer relationships | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(19)	(11)
Amortisation expense	(8)	(9)	(6)
Disposals	0	0
Currency translation adjustments	0	1
Balance at end of period	(27)	(19)	(11)
Assets under construction
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	10	3
Balance at end of period	52	10	3
Assets under construction | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	10	3
Additions	43	10
Disposals	0	0
Currency translation adjustments	0	0
Transfers and reclassifications	(1)	(3)
Balance at end of period	52	10	3
Assets under construction | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	0	0
Amortisation expense	0	0
Disposals	0	0
Currency translation adjustments	0	0
Balance at end of period	0	0	0
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	2,520	2,427
Balance at end of period	2,518	2,520	2,427
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	2,520	2,427
Disposals	0	0
Currency translation adjustments	(2)	(5)
Transfers and reclassifications	0	98
Balance at end of period	2,518	2,520	2,427
Goodwill | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	0	0
Amortisation expense	0	0
Disposals	0	0
Currency translation adjustments	0	0
Balance at end of period	€ 0	€ 0	€ 0